Stockholders’ Deficit (Table)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Deficit [Abstract]
Schedule of Reserved Common Stock

As of March 31, 2026 and December 31, 2025, the Company had reserved common stock for future issuance as follows:

	March 31, 2026	December 31, 2025
Conversion of Series F redeemable convertible preferred stock	98,058,282	93,624,871
Conversion of common stock warrants	9,706,064	10,176,273
Outstanding options under the 2010 Plan	638,957	1,092,810
Outstanding options under the 2016 Plan	12,864,633	13,069,838
Options reserved for future issuance under the 2016 Plan	578,931	559,611
Other ⁽¹⁾	51,667,940	51,667,940
Total	173,514,807	170,191,343

(1)	Includes shares reserved for conversion of Series A (12,285,713), Series B (7,500,000), Series C (5,000,000), Series D (4,100,799), and Series E (22,671,428) redeemable convertible preferred stock and conversion of preferred stock warrants (110,000). There were no changes in these reserved shares during the three months ended March 31, 2026.

As of December 31, 2025 and 2024, the Company had reserved common stock for future issuance as follows:

	2025	2024
Conversion of Series A redeemable convertible preferred stock	12,285,713	12,285,713
Conversion of Series B redeemable convertible preferred stock	7,500,000	7,500,000
Conversion of Series C redeemable convertible preferred stock	5,000,000	5,000,000
Conversion of Series D redeemable convertible preferred stock	4,100,799	4,100,799
Conversion of Series E redeemable convertible preferred stock	22,671,428	22,671,428
Conversion of Series F redeemable convertible preferred stock	93,624,871	49,050,528
Conversion of preferred stock warrants	110,000	220,000
Conversion of common stock warrants	10,176,273	7,527,404
Outstanding options under the 2010 Plan	1,092,810	1,341,186
Outstanding options under the 2016 Plan	13,069,838	11,432,402
Options reserved for future issuance under the 2010 Plan	—	278,574
Options reserved for future issuance under the 2016 Plan	559,611	2,294,548
Total	170,191,343	123,702,582